Inventories (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about inventories [line items]
Raw materials	¥ 4,567,648	¥ 5,529,241
Work in progress	993,059	1,044,137
Finished goods	988,572	1,384,273
Spare parts and consumables	205,155	163,224
Inventory	6,754,434	8,120,875
Gross carrying amount [member]
Disclosure of detailed information about inventories [line items]
Raw materials	4,567,648	5,529,241
Work in progress	1,072,040	1,099,235
Finished goods	1,022,335	1,440,721
Spare parts and consumables	247,873	209,907
Inventory	6,909,896	8,279,104
Provision for declines in the value of inventories [member]
Disclosure of detailed information about inventories [line items]
Raw materials	0	0
Work in progress	(78,981)	(55,098)
Finished goods	(33,763)	(56,448)
Spare parts and consumables	(42,718)	(46,683)
Inventory	¥ (155,462)	¥ (158,229)